Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 2,828,000	$ 2,267,000	$ 4,157,000	$ 800,000
Transferred at Point in Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	2,038,000	1,554,000	2,607,000	431,000
Transferred over Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	790,000	713,000	1,550,000	369,000
Cost-Reimbursable [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	492,000	230,000	458,000	155,000
Fixed Price [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 2,336,000	$ 2,037,000	$ 3,699	$ 645